Note 17 - Financial Instruments (Details) - Key Unobservable Inputs Related to Valuing Conversion Option and Warrant Liabilities (USD $)	0 Months Ended	1 Months Ended							12 Months Ended		12 Months Ended
	Jan. 10, 2013	Nov. 30, 2013		Jul. 31, 2013	Mar. 31, 2013	Nov. 30, 2012		Nov. 30, 2011	Nov. 30, 2013 Black-Scholes [Member] Convertible Debt 1[Member] Fair Value, Inputs, Level 3 [Member]	Nov. 30, 2013 Black-Scholes [Member] Warrant [Member] Fair Value, Inputs, Level 3 [Member]	Nov. 30, 2013 Black-Scholes [Member] Warrant [Member] Minimum [Member] Fair Value, Inputs, Level 3 [Member]	Nov. 30, 2013 Black-Scholes [Member] Warrant [Member] Maximum [Member] Fair Value, Inputs, Level 3 [Member]	Nov. 30, 2013 Warrant [Member] Fair Value, Inputs, Level 3 [Member]		Nov. 30, 2012 Warrant [Member] Fair Value, Inputs, Level 3 [Member]		Nov. 30, 2013 Warrant [Member]		Nov. 30, 2012 Warrant [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value - conversion (in Dollars)		$ 1,290,683	[1]				[1]		$ 728,950	$ 5,422,560
Unobservable input									0.12%		0.12%	0.64%
Fair value - conversion (in Dollars)		$ 6,166,972				$ 1,960,893		$ 6,611,015					$ 5,438,022	[2]	$ 1,960,893	[2]	$ 5,438,022	[2]	$ 1,960,893	[2]
Unobservable input	46.60%	64.60%		62.40%	63.00%				64.60%		54.00%	87.00%

[1]	The Company calculates the interest rate for the convertible debt and due to related parties based on the Company's estimated cost of raising capital and uses the discounted cash flow model to calculate the fair value of the convertible debt and the amounts due to related parties.
[2]	Warrant liabilities are included on the consolidated balance sheet.